JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNTS A, N, S, U, AND UV

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT B

Supplement dated June 27, 2025 to the Statutory Prospectuses,

Updating Summary Prospectuses, and Initial Summary Prospectuses,

dated April 28, 2025

Changes to Variable Investment Options

This Supplement is intended for distribution with the Statutory Prospectuses, Updating Summary Prospectuses, and Initial Summary Prospectuses, as applicable, (each a “prospectus”) dated April 28, 2025 for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses belong to the following policies:

Accumulation Survivorship Variable Universal Life 2020	Majestic VCOLIX
Accumulation SVUL	Majestic VULX
Accumulation Variable Universal Life	Medallion Executive Variable Life
Accumulation Variable Universal Life 08	Medallion Executive Variable Life II
Accumulation Variable Universal Life 2014	Medallion Executive Variable Life III
Accumulation Variable Universal Life 2019	Medallion Variable Universal Life Edge
Accumulation Variable Universal Life 2021	Medallion Variable Universal Life Edge II
Accumulation Variable Universal Life 2021 Core	Medallion Variable Universal Life Plus
Accumulation Variable Universal Life 2025	Performance Executive Variable Life
Accumulation Variable Universal Life 2025 Employer Market	Performance Survivorship Variable Universal Life
Corporate VUL	Protection SVUL
Corporate VUL 03	Protection Variable Universal Life
Corporate VUL 04	Protection Variable Universal Life 09
Corporate VUL 05	Protection Variable Universal Life 2012
Corporate VUL 08	Protection Variable Universal Life 2017
EPVUL	Protection Variable Universal Life 2021
Majestic Accumulation Variable Universal Life 2019	Protection Variable Universal Life 2023
Majestic Accumulation Variable Universal Life 2021	Simplified Life
Majestic Performance Survivorship Variable Universal Life	SPVL
Majestic Performance Variable Universal Life	Survivorship VUL
Majestic Survivorship Variable Universal Life 2020	Variable Estate Protection
Majestic Survivorship VULX	Variable Estate Protection Edge
Majestic Variable COLI	Variable Estate Protection Plus
Majestic Variable Estate Protection	Variable Master Plan Plus
Majestic Variable Estate Protection 98	VUL Accumulator
Majestic Variable Universal Life	VUL Protector
Majestic Variable Universal Life 98

Portfolio Subadvisor Change

Effective on or about June 30, 2025 (the “Effective Date”), the following John Hancock Variable Insurance Trust (“JHVIT”) portfolio’s “Former Subadvisor” will be replaced by the “New Subadvisor” indicated below:

Portfolio	Former Subadvisor	New Subadvisor
500 Index Trust	Manulife Investment Management (North America) Limited	Manulife Investment Management (US) LLC
Mid Cap Index Trust	Manulife Investment Management (North America) Limited	Manulife Investment Management (US) LLC
Small Cap Index Trust	Manulife Investment Management (North America) Limited	Manulife Investment Management (US) LLC
Total Stock Market Index Trust	Manulife Investment Management (North America) Limited	Manulife Investment Management (US) LLC

As a result, after the Effective Date, all references in the prospectuses to the Former Subadvisor are changed to the New Subadvisor, respectively.

You should read this supplement together with the prospectus for the contract you purchased and retain both documents for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

VLI ProdSupp VL 06/2025

333-85284	333-233647	333-131134	333-238712	333-88748
333-124150	333-233648	333-132905	333-126668	333-100597
333-131299	333-236446	333-141693	333-152409	333-164161
333-141692	333-236447	333-148992	333-164150	333-164162
333-148991	333-248502	333-151631	333-164151	333-164164
333-151630	333-254210	333-152407	333-164152	333-164163
333-152406	333-254211	333-152408	333-164153	333-164165
333-153252	333-265436	333-153253	333-164156	333-164166
333-157212	333-266659	333-157213	333-164154	333-164167
333-179570	333-281927	333-179571	333-164155	333-164168
333-193994	333-281928	333-193995	333-164171	333-164169
333-194818	333-127543	333-235396	333-164173	333-100567
333-217721	333-131139	333-235397	333-71136	333-85296
333-88972	333-33504	333-100664